Acquisition (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value Of Consideration Paid

The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Assets Acquired And Liabilities Assumed Reflected In The Consolidated Balance Sheet

Assets acquired and liabilities assumed reflected in the Company’s consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140